Unsecured senior notes- Maturity schedule (Details) - Unsecured senior notes ¥ in Millions, $ in Millions	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2019 USD ($)
Future principal payments
Between 1 to 2 years	¥ 10,633
Between 3 to 4 years	4,962
Between 4 to 5 years	15,950
Thereafter	49,621
Total principal amount	81,166		¥ 92,106
Level 2
Unsecured senior notes
Fair value	¥ 90,206	$ 12,725	¥ 91,964	$ 13,679